Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Registrant Name	Linn Energy, LLC
Entity Central Index Key	0001326428
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 6,824,990,186
Entity Common Stock, Shares Outstanding	199,330,596
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1